Investments in subsidiaries - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Oct. 28, 2021	Oct. 01, 2021	May 03, 2021	Dec. 31, 2020	Mar. 31, 2020	Jan. 20, 2020	Dec. 18, 2019
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)	$ 111,513	$ 281,497
Expenses for acquisition-related and integration costs	7,371	76,794
Acquisition-related costs	293	6,545
Integration costs	7,078	70,249
Termination of employment costs	1,008	49,390
Other integration costs	6,070	20,859
Harris, Mackessy & Brennan, Inc
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)						$ 30,340
Sense Corp
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)					$ 81,173
Harris, Mackessy & Brennan, Inc And Sense Corp
Disclosure of detailed information about business combination [line items]
Revenue of acquiree as if combination occurred at beginning of period	100,000
Earnings before acquisition related and integration costs, and income taxes	$ 8,000
SCISYS
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)		130,260							$ 130,260
Meti Logiciels et Services SAS
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)								$ 43,404
TeraThink
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)		$ 99,388					$ 99,388
Major business combination | Array Holding Company, Inc
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)				$ 63,279
Major business combination | Cognicase Management Consulting
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)			$ 93,080